WARRANT LIABILITIES (Detail) - Schedule of Fair Value of Derivative Liabilities - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Balance	$ 1,128,841	$ 326,595	$ 1,128,841
Bonus warrants issuable pursuant to Promissory Notes	55,239	60,161
Reallocation on exercise of warrants	(108,784)	70,729	176,493
Change in fair value of warrant derivatives	365,241	(2,213,435)	(978,739)
Balance	$ 638,291	$ 1,128,841	$ 326,595